Notes Payable (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Convertible promissory notes
	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $93,097 (1/4 of previous outstanding notes) issued December 2, 2004, due November 30, 2009, 8% interest rate	$—	$93,097

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate	17,325	17,325

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% interest rate	15,241	15,241

	32,566	125,663
Less: current maturities	(32,566)	(125,663)
	$—	$—

Convertible promissory notes consistes
	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $160,000, issued February 3, 2011, due on August 31, 2011, 10% annual interest rate	$—	$110,000

Convertible promissory note, $300,000, issued March 3, 2011, due on March 3, 2012, 10% interest rate	—	300,000

Convertible promissory note, $300,000, issued June 17, 2011, due on June 17, 2012, 10% interest rate	—	300,000

Convertible promissory note, $500,000, issued November 10, 2011, due on February 10, 2013 10% interest, net of unamortized discount of $0 and $22,380, respectively	—	477,620

Convertible promissory note, $210,000, issued January 31, 2011, due on September 30, 2011, 6% interest rate	210,000	210,000

Convertible promissory note, $160,000, issued January 31, 2011, due on January 31, 2012, 6% interest rate	160,000	160,000

Convertible promissory note, $67,025, issued January 31, 2011, due on September 30, 2011, 6% interest rate	67,025	67,025
	437,025	1,624,645
Less: current maturities	(437,025)	(1,624,645)
	$—	$—

Convertible promissory notes consist
	June 30, 2013 (unaudited)	December 31, 2012

Line of credit from Regions Bank, $100,000, interest only at 8% annually, due on demand	$77,464	$81,574

Line of credit from Fifth Third Bank, $450,000, interest only at 6.2% annually, due on demand	426,944	428,716

Revolving credit card facility with Wells Fargo Bank, $150,000, interest only at 7.5% annually, due on demand	145,866	146,796

Three credit card accounts with major financial institutions varying monthly minimum payments including interest, due on demand	51,128	54,991

	701,402	712,257
Less: current maturities	(701,402)	(712,257)
	$—	$—